Subsequent Events (Details) - Subsequent Event [Member] - Share Purchase Agreement [Member] $ / shares in Units, $ in Thousands	Jan. 11, 2026 USD ($) $ / shares shares
Subsequent Events [Line Items]
Shares issued | shares	1,443,002
Gross proceeds | $	$ 10,000
Price per share | $ / shares	$ 6.93